Employee Benefits (Details) - Post-employment benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	$ 136	$ 112
Post-employment benefits	$ 405	$ 492